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wilmerhale.com

February 13, 2017

By Electronic Submission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention: Joshua Shainess

Re:	Casa Systems, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted December 13, 2016
CIK No. 0001333835

Ladies and Gentlemen:

On behalf of Casa Systems, Inc. (the “Company”), submitted herewith on a confidential basis is Amendment No. 2 (“Amendment No. 2”) to the Confidential Draft Registration Statement referenced above (the “Registration Statement”).

Amendment No. 2 is being submitted in response to comments contained in a letter, dated February 3, 2017 (the “Letter”), from Larry Spirgel of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Jerry Guo, the Company’s Chief Executive Officer. The responses contained herein are based on information provided to us by representatives of the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 2. Page numbers referred to in the responses reference the applicable pages of Amendment No. 2.

General

1.

We note your response to our comment 6 that you expect to continue to generate revenue from purchases by Charter Communications, Inc. It appears that as of September 2016, Charter has entered into a warrant agreement with Arris that will extend through 2023, whereby Charter will be permitted to purchase up to 6 million shares of Arris stock at a discounted price if Charter buys a certain amount of products from Arris. We note your disclosure that Arris is one of your primary competitors. In light of the existence of this agreement, which may provide Charter with incentive to purchase increasingly larger

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

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Securities and Exchange Commission

Division of Corporation Finance

February 13, 2017

portions of your competitor’s product, please consider expanding your disclosure to include the basis for your expectations that purchases from Charter will continue to generate revenue. Please also consider discussing in greater detail any developments you anticipate with respect to your relationship with Charter, including the renewal of any long-term contracts, as well as any specific risk you foresee with regard to Charter’s agreement with Arris. We note your disclosure on page 12 that your customers generally make purchases from you on a purchase order basis rather than pursuant to long-term contracts.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 12, 13 and 15 of Amendment No. 2. The Company supplementally advises the Staff that the Company is not aware of any specific impacts that the agreement between Charter and Arris has had on Charter’s purchases of the Company’s solutions.

Risk Factors, page 12

2.	We note your response to our comment 11, as well as your risk factor on page 16 that your revenue growth will be adversely affected if you are unable to sell additional products to your existing customers. Please tell us what consideration you gave to including a separate risk factor disclosing that the timing and extent of capacity expansions by your customers leads to variability in your revenue.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 13 and 16 of Amendment No. 2. The Company supplementally advises the Staff that the Company considered inclusion of a separate risk factor disclosing that the timing and extent of capacity expansions by its customers leads to variability in its revenue, however the Company believes that the revised disclosure on page 13 of Amendment No. 2 adequately discloses the material risks related to the timing of capacity expansions and the revised disclosure on page 16 of Amendment No. 2 adequately discloses the material risks related to the extent of capacity expansions.

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6626 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ David A. Westenberg

David A. Westenberg

cc:	Jerry Guo, Casa Systems, Inc.